SEGMENT INFORMATION - Details of Partnership's Operating Segments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of operating segments [line items]
Lease revenue	$ 1,242	$ 1,180	$ 2,478	$ 2,356
Other revenue from tenants	303	236	606	546
Hospitality revenue	682	687	1,277	1,252
Investment and other revenue	196	224	382	413
Total revenue	2,423	2,327	4,743	4,567
Office
Disclosure of operating segments [line items]
Lease revenue	324	337	653	665
Other revenue from tenants	115	116	232	228
Hospitality revenue	7	6	14	14
Investment and other revenue	53	44	84	93
Total revenue	499	503	983	1,000
Retail
Disclosure of operating segments [line items]
Lease revenue	279	273	570	560
Other revenue from tenants	70	65	138	134
Hospitality revenue	0	0	0	0
Investment and other revenue	27	34	63	67
Total revenue	376	372	771	761
LP Investments
Disclosure of operating segments [line items]
Lease revenue	639	570	1,255	1,131
Other revenue from tenants	118	87	236	184
Hospitality revenue	675	681	1,263	1,238
Investment and other revenue	54	54	120	142
Total revenue	1,486	1,392	2,874	2,695
Corporate
Disclosure of operating segments [line items]
Lease revenue	0	0	0	0
Other revenue from tenants	0	(32)	0	0
Hospitality revenue	0	0	0	0
Investment and other revenue	62	92	115	111
Total revenue	$ 62	$ 60	$ 115	$ 111